Consolidated Statements of Shareholders’ Equity (Parentheticals) (USD $)	12 Months Ended
Dec. 31, 2012
Net unrealized losses on available-for-sale securities, net tax effects	$ 5,728
Accumulated Other Comprehensive Income (Loss) [Member]
Net unrealized losses on available-for-sale securities, net tax effects	5,728
Reclassification adjustment of available-for-sale securities, net tax effects